Segment Information (Results by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Line Items]
Gross premiums written		$ 8,203,925	$ 6,875,925	$ 7,285,320
Net premiums written		7,134,018	6,300,858	6,909,058
(Increase) decrease in unearned premiums		(177,496)	235,968	(383,840)
Net premiums earned		6,956,522	6,536,826	6,525,218
Losses and loss expenses		(4,884,000)	(5,335,000)	(4,923,000)
Acquisition costs		(1,386,832)	(1,356,118)	(1,455,462)
Technical result		686,000	(154,000)	147,000
Other income		28,748	13,491	15,321
Other expenses		(398,542)	(355,647)	(369,969)
Underwriting result		316,000	(497,000)	(208,000)
Net investment income		376,469	360,668	448,538
Net realized and unrealized investment gains		37,797	454,319	886,670
Interest expense		(55,606)	(39,200)	(40,150)
Loss on redemption of debt		0	0	(15,175)
Amortization of intangible assets		(8,861)	(9,988)	(11,434)
Net foreign exchange (gains) losses		(30,883)	(51,964)	(86,760)
Income tax expense (benefit)		(38,219)	13,091	(52,536)
Interest in earnings of equity method investments		126,795	23,611	15,643
Net income		723,404	254,189	936,748
Non Life
Segment Reporting [Line Items]
Gross premiums written		6,557,055	5,376,703	5,792,542	[1]
Net premiums written		5,510,828	4,825,919	5,438,807	[1]
(Increase) decrease in unearned premiums		(181,000)	229,000	(381,000)
Net premiums earned		5,329,556	5,054,529	5,058,056	[1]
Losses and loss expenses		(3,443,000)	(4,017,000)	(3,663,000)
Acquisition costs		(1,279,000)	(1,254,000)	(1,306,000)
Technical result		608,000	(216,000)	89,000
Other income		0	(1,000)	(1,000)
Other expenses		(101,000)	(87,000)	(108,000)
Underwriting result		$ 507,000	$ (304,000)	$ (20,000)
Reinsurance Ratios [Abstract]
Loss ratio	[2]	64.60%	79.50%	72.40%
Acquisition ratio	[3]	24.00%	24.80%	25.80%
Technical ratio	[4]	88.60%	104.30%	98.20%
Other expense ratio	[5]	1.90%	1.70%	2.10%
Combined Ratio	[6]	90.50%	106.00%	100.30%
Non Life | P&C
Segment Reporting [Line Items]
Gross premiums written		$ 4,541,000	$ 3,442,000	$ 3,579,000
Net premiums written		3,722,000	3,044,000	3,302,000
(Increase) decrease in unearned premiums		(194,000)	119,000	(231,000)
Net premiums earned		3,528,000	3,163,000	3,071,000
Losses and loss expenses		(2,391,000)	(2,389,000)	(2,167,000)
Acquisition costs		(864,000)	(784,000)	(783,000)
Technical result		273,000	(10,000)	121,000
Other income		0	(1,000)	(1,000)
Other expenses		(71,000)	(61,000)	(80,000)
Underwriting result		$ 202,000	$ (72,000)	$ 40,000
Reinsurance Ratios [Abstract]
Loss ratio	[2]	67.80%	75.50%	70.60%
Acquisition ratio	[3]	24.50%	24.80%	25.50%
Technical ratio	[4]	92.30%	100.30%	96.10%
Other expense ratio	[5]	2.00%	1.90%	2.60%
Combined Ratio	[6]	94.30%	102.20%	98.70%
Non Life | Specialty
Segment Reporting [Line Items]
Gross premiums written		$ 2,016,000	$ 1,935,000	$ 2,213,000
Net premiums written		1,789,000	1,782,000	2,137,000
(Increase) decrease in unearned premiums		13,000	110,000	(150,000)
Net premiums earned		1,802,000	1,892,000	1,987,000
Losses and loss expenses		(1,052,000)	(1,628,000)	(1,496,000)
Acquisition costs		(415,000)	(470,000)	(523,000)
Technical result		335,000	(206,000)	(32,000)
Other income		0	0	0
Other expenses		(30,000)	(26,000)	(28,000)
Underwriting result		$ 305,000	$ (232,000)	$ (60,000)
Reinsurance Ratios [Abstract]
Loss ratio	[2]	58.40%	86.00%	75.30%
Acquisition ratio	[3]	23.00%	24.80%	26.30%
Technical ratio	[4]	81.40%	110.80%	101.60%
Other expense ratio	[5]	1.70%	1.40%	1.40%
Combined Ratio	[6]	83.10%	112.20%	103.00%
Life and Health
Segment Reporting [Line Items]
Gross premiums written		$ 1,646,870	$ 1,499,222	$ 1,492,778
Net premiums written		1,623,190	1,474,939	1,470,251
(Increase) decrease in unearned premiums		4,000	7,000	(3,000)
Net premiums earned		1,626,966	1,482,297	1,467,162
Losses and loss expenses		(1,441,000)	(1,318,000)	(1,263,000)
Acquisition costs		(108,000)	(102,000)	(149,000)
Technical result		78,000	62,000	55,000
Other income		26,000	13,000	15,000
Other expenses		(88,000)	(73,000)	(69,000)
Underwriting result		16,000	2,000	1,000
Net investment income		81,000	68,000	72,000
Allocated underwriting result		97,000	70,000	73,000
Corporate and Other
Segment Reporting [Line Items]
Gross premiums written		0	0	0
Net premiums written		0	0	0
(Increase) decrease in unearned premiums		0	0	0
Net premiums earned		0	0	0
Losses and loss expenses		0	0	3,000
Acquisition costs		0	0	0
Technical result		0	0	3,000
Other income		3,000	1,000	1,000
Other expenses		(210,000)	(196,000)	(193,000)
Net investment income		295,000	293,000	377,000
Net realized and unrealized investment gains		38,000	454,000	887,000
Interest expense		(56,000)	(39,000)	(40,000)
Loss on redemption of debt				(15,000)
Amortization of intangible assets		(9,000)	(10,000)	(12,000)
Net foreign exchange (gains) losses		(31,000)	(52,000)	(87,000)
Income tax expense (benefit)		(38,000)	13,000	(53,000)
Interest in earnings of equity method investments		$ 127,000	$ 24,000	$ 16,000

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.
[2]	Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
[3]	Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
[4]	Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
[5]	Other expense ratio is obtained by dividing other expenses by net premiums earned.
[6]	Combined ratio is defined as the sum of the technical ratio and the other expense ratio.